                              INVESTMENT PORTFOLIO

                          JUNE 30, 1997 (IN THOUSANDS)


COMMON STOCKS - 88.4%                                     SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION - 2.7%
  BUILDING CONSTRUCTION - 2.7%
  Standard Pacific Corp.                                      10         $  104
                                                                         ------

--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 5.9%
  INSURANCE CARRIERS - 2.1%
  Loews Corp.                                                  1             50
  Oxford Health Plans, Inc.(a)                                (b)            29
                                                                         ------
                                                                             79
                                                                         ------

  NONDEPOSITORY CREDIT INSTITUTIONS - 3.8%
  Aames Financial Corp.                                        3             56
  Green Tree Financial Corp.                                   1             32
  The Money Store, Inc.                                        2             58
                                                                         ------
                                                                            146
                                                                         ------
--------------------------------------------------------------------------------

MANUFACTURING - 17.3%
  CHEMICALS & ALLIED PRODUCTS - 5.2%
  Jones Medical Industries, Inc.                               1             62
  Nature's Sunshine Products, Inc.                             2             38
  Watson Pharmaceuticals, Inc.(a)                              2             97
                                                                         ------
                                                                            197
                                                                         ------

  ELECTRONIC & ELECTRICAL EQUIPMENT - 1.3%
  SCI Systems, Inc.(a)                                         1             51
                                                                         ------

  FOOD & KINDRED PRODUCTS - 1.2%
  Interstate Bakeries Corp.                                    1             48
                                                                         ------

  MACHINERY & COMPUTER EQUIPMENT - 1.9%
  Cascade Communications Corp.(a)                              2             41
  Symbol Technologies, Inc.                                    1             30
                                                                         ------
                                                                             71
                                                                         ------

  MEASURING & ANALYZING INSTRUMENTS - 7.2%
  Advanced Technology Laboratories, Inc.(a)                    3            120
  Lunar Corp.(a)                                               3             54
  Respironics, Inc.(a)                                         5             99
                                                                         ------
                                                                            273
                                                                         ------

  PRINTING & PUBLISHING - 0.5%
  Harte-Hanks Communications                                   1             21
                                                                         ------


                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------

RETAIL TRADE - 9.6%
  APPAREL & ACCESSORY STORES - 3.1%
  St. John Knits, Inc.                                         2         $  119
                                                                         ------

  AUTO DEALERS & GAS STATIONS - 3.0%
  O'Reilly Automotive, Inc.(a)                                 3            116
                                                                         ------

  FOOD STORES - 2.2%
  General Nutrition Companies, Inc.(a)                         3             84
                                                                         ------

  MISCELLANEOUS RETAIL - 1.3%
  Bed Bath & Beyond, Inc.(a)                                   2             49
                                                                         ------
--------------------------------------------------------------------------------
SERVICES - 45.3%
  BUSINESS SERVICES - 6.4%
  Interim Services, Inc. (a)                                   3            116
  Physician Sales & Services, Inc.(a)                          6             41
  Robert Half International, Inc.(a)                           2             85
                                                                         ------
                                                                            242
                                                                         ------

  COMPUTER RELATED SERVICES - 12.9%
  Analysts International Corp.                                 4            124
  BMC Software, Inc.(a)                                        1             44
  Cadence Design Systems, Inc.(a)                              1             40
  Cognos, Inc.(a)                                              2             56
  HBO & Co.                                                    1             96
  Jack Henry & Associates                                      1             29
  National TechTeam, Inc.(a)                                   2             41
  Sotheby's Holdings, Inc.                                     2             34
  Technology Solutions Co.(a)                                  1             28
                                                                         ------
                                                                            492
                                                                         ------

  COMPUTER SOFTWARE - 11.0%
  Hyperion Software Corp.(a)                                   1             24
  McAfee Associates, Inc.(a)                                   2             96
  Microsoft Corp.(a)                                           1            126
  Oracle Systems Corp.(a)                                      2             78
  Peoplesoft, Inc.(a)                                          2             95
                                                                         ------
                                                                            419
                                                                         ------

  EDUCATIONAL SERVICES - 2.8%
  Devry, Inc.(a)                                               4            108
                                                                         ------

  ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 3.0%
  Corrections Corp. of America(a)                              2             80
  Paychex, Inc.                                                1             34
                                                                         ------
                                                                            114
                                                                         ------


                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                     SHARES          VALUE
--------------------------------------------------------------------------------

  HEALTH SERVICES - 6.6%
  Concord EFS, Inc.(a)                                         3        $    71
  Health Management Associates, Inc.(a)                        2             48
  PhyCor, Inc.(a)                                              1             46
  Renal Treatment Centers, Inc.(a)                             2             48
  Rotech Medical Corp.(a)                                      2             36
                                                                        -------
                                                                            249
                                                                        -------

  HOTELS, CAMPS & LODGING - 1.7%
  Hospitality Franchise Systems, Inc.,(a)                      1             64
                                                                        -------

  MOTION PICTURES - 0.9%
  Hollywood Entertainment Corp.(a)                             2             34
                                                                        -------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 6.2%
  ELECTRIC, GAS & SANITARY SERVICES - 3.9%
  Newpark Resources, Inc.(a)                                   1             34
  United Waste Systems, Inc.(a)                                2             90
  USA Waste Services, Inc.(a)                                  1             23
                                                                        -------
                                                                            147
                                                                        -------

  WATER TRANSPORTATION - 2.3%
  Tidewater, Inc.                                              2             88
                                                                        -------

--------------------------------------------------------------------------------
WHOLESALE TRADE - 1.4%
  DURABLE GOODS - 1.4%
  Rexel, Inc.(a)                                               1             22
  VWR Scientific Products Corp.                                2             33
                                                                        -------
                                                                             55
                                                                        -------

TOTAL COMMON STOCKS (cost of $2,726)(c)                                   3,370
                                                                        -------

SHORT-TERM OBLIGATIONS - 10.7%                               PAR
--------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corp.
     6.000%(d)     7/01/97                                 $ 408            408
                                                                        -------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                       35
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                     $ 3,813
                                                                        -------


NOTES TO INVESTMENT PORTFOLIO:
  (a) Non-income producing security.
  (b) Rounds to less than one.
  (c) Cost for federal income tax purposes is the same.
  (d) Rate represents yield at date of purchase.

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

                                  JUNE 30, 1997

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $2,726)                                      $  3,370
Short-term obligations                                                       408
                                                                        --------
                                                                           3,778

Deferred organization expenses                              $  40
                                                            -----
                                                                              40
                                                                        --------
    Total Assets                                                           3,818
                                                                        --------
LIABILITIES
Payable to Adviser                                              3
Accrued other                                                   2
                                                            -----              5
                                                                        --------

NET ASSETS                                                              $  3,813
                                                                        --------

Net asset value & redemption price per share -
Class A ($3,185/252)                                                    $  12.65
                                                                        --------
Maximum offering price per share - Class A
($12.65/0.9425)                                                         $  13.42(a)
                                                                        --------
Net asset value & offering price per share -
Class B ($314/25)                                                       $  12.54(b)
                                                                        --------
Net asset value & redemption price per share -
Class D ($314/25)                                                       $  12.67(b)
                                                                        --------
Maximum offering price per share - Class D
($12.54/0.9900)                                                         $  12.67
                                                                        --------

COMPOSITION OF NET ASSETS
Capital paid in                                                         $  3,006
Overdistributed net investment income                                         (1)
Accumulated net realized gain                                                164
Net unrealized appreciation                                                  644
                                                                        --------
                                                                        $  3,813
                                                                        ========



(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                             STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JUNE 30, 1997


(in thousands)
INVESTMENT INCOME
Interest                                                                  $     14
Dividends                                                                        6
                                                                            ------
       Total investment income                                                  20


EXPENSES
Management fee                                                  $   30
Service fee                                                          9
Distribution fee - Class B                                           2
Distribution fee - Class D                                           2
Transfer agent                                                       9
Bookkeeping fee                                                     27
Registration fee                                                    31
Custodian fee                                                        1
Legal fee                                                            1
Audit fee                                                           14
Trustees fees                                                        7
Reports to Shareholders                                              1
Amortization of deferred
 organization expenses                                              11
Other                                                                3
                                                                ------
                                                                   148
Fees and expenses waived or
    borne by the Adviser                                           (89)         59
                                                                ------      ------
       Net Investment Loss                                                     (39)
                                                                            ------


NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                                  194
Net unrealized appreciation during
  the period                                                       250
                                                                ------
       Net Gain                                                                444
                                                                            ------

Net Increase in Net Assets from Operations                                  $  405
                                                                            ------







See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year          Period
                                                                 ended          ended
(in thousands)                                                  June 30        June 30
                                                                -------        -------
INCREASE (DECREASE) IN NET ASSETS                                1997          1996(a)
Operations:
Net investment loss                                             $   (39)       $    (6)
Net realized gain                                                   194             (b)
Net unrealized appreciation                                         250            364
                                                                -------        -------
    Net Increase from Operations                                    405            358
Distributions:
From net investment income-Class A                                   (1)            --
From net realized gains-Class A                                      (4)            --
From net realized gains-Class B                                      (b)            --
From net realized gains-Class D                                      (b)            --
                                                                -------        -------
                                                                    400             --
                                                                -------        -------
Fund Share Transactions :
Receipts for shares sold - Class A                                   27             --
Value of distributions reinvested - Class A                           5             --
Cost of shares repurchased - Class A                                 (9)            --
                                                                -------        -------
                                                                     23             --
                                                                -------        -------

Value of distributions reinvested - Class B                          (b)            --
                                                                -------        -------

Value of distributions reinvested - Class D                          (b)            --
                                                                -------        -------
Net Increase from Fund Share
  Transactions                                                       23             --
                                                                -------        -------
        Total Increase                                              423            358
NET ASSETS
Beginning of period                                               3,390          3,032
                                                                -------        -------
End of period (net of overdistributed
  and including undistributed net investment
  income of $1 and $2, respectively)                            $ 3,813        $ 3,390
                                                                =======        =======


NUMBER OF FUND SHARES
Sold - Class A                                                        2             --
Issued for distributions reinvested - Class A                         1             --
Repurchased - Class A                                                (1)            --
                                                                -------        -------
                                                                      2             --
                                                                -------        -------
Issued for distributions reinvested - Class B                        (b)            --
                                                                -------        -------

Issued for distributions reinvested - Class D                        (b)            --
                                                                -------        -------


(a) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(b)  Rounds to less than one.



See  notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1997

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Aggressive Growth Fund (the Fund), a series of Colonial Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee applicable to Class B and Class D shares only.

Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                   Notes to Financial Statements/June 30, 1997

--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.85% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended June 30, 1997, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class D share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.30% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                   Notes to Financial Statements/June 30, 1997

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
Investment activity: During the year ended June 30, 1997, purchases and sales of investments, other than short-term obligations, were $1,754,933 and $1,701,787, respectively.

Unrealized appreciation (depreciation) at June 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:


Gross unrealized appreciation                               $ 765,777
Gross unrealized depreciation                                (122,267)
                                                            ---------
     Net unrealized appreciation                            $ 643,510
                                                            =========

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At June 30, 1997, Keyport Life Insurance Company owned 99.5% of the Fund's shares outstanding.

NOTE 5. OTHER OPERATIONAL AND CAPITAL ACTIVITY
--------------------------------------------------------------------------------
For the period March 25, 1996 through March 31, 1996, the Fund had net investment income of $2,124 and unrealized appreciation of $30,222. The following is a summary of capital activity from March 25, 1996 through March 31, 1996.


                                                                         Shares
Receipts for shares sold - Class A                $2,500,000            250,000
Receipts for shares sold - Class B                $  250,000             25,000
Receipts for shares sold - Class D                $  250,000             25,000



                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    Year ended June 30
                                                           -------------------------------------------
                                                                              1997
                                                           Class A           Class B           Class D
                                                           -------           -------           -------

Net asset value - Beginning of period                      $11.300           $11.280           $11.280
                                                           =======           =======           =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)(b)                                   (0.114)           (0.200)           (0.200)
Net realized and unrealized gain(b)                          1.484             1.475             1.475
                                                           -------           -------           -------
   Total from Investment Operations                          1.370             1.275             1.275
                                                           -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.005)               --                --
From net realized gains                                     (0.015)           (0.015)           (0.015)
                                                           -------           -------           -------
   Total Distributions Declared to Shareholders             (0.020)           (0.015)           (0.015)
                                                           -------           -------           -------
Net asset value - End of period                            $12.650           $12.540           $12.540
                                                           =======           =======           =======

Total return(c)(d)                                           12.14%            11.31%            11.31%
                                                           =======           =======           =======

RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                                   1.55%             2.30%             2.30%
Fees and expenses waived or borne by the Adviser(e)           2.57%             2.57%             2.57%
Net investment loss(e)                                       (0.99%)           (1.74%)           (1.74%)
Portfolio turnover                                              54%               54%               54%
Average commission rate                                    $0.0392           $0.0392           $0.0392
Net assets at end of period (000)                          $ 3,185           $   314           $   314


(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                           $ 0.297           $ 0.297           $ 0.297

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             Period ended June 30
                                                 ------------------------------------------------
                                                                      1996(c)
                                                 Class A              Class B             Class D
                                                 -------              -------             -------

   Net asset value - Beginning of period         $10.110              $10.110             $10.110
                                                 =======              =======             =======

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)(b)                         (0.016)              (0.036)             (0.036)
Net realized and unrealized gain(b)                1.206                1.206               1.206
                                                 -------              -------             -------
   Total from Investment Operations                1.190                1.170               1.170
                                                 -------              -------             -------
Net asset value - End of period                  $11.300              $11.280             $11.280
                                                 =======              =======             =======
Total return(d)(e)                                 11.77%(f)            11.57%(f)           11.57%(f)
                                                 =======              =======             =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                            1.55%(g)(h)          2.30%(h)            2.30%(h)
Fees and expenses waived
   or borne by the Adviser                          1.38%(h)             1.38%(h)            1.38%(h)
Net investment loss                                (0.58%)(g)(h)        (1.33%)(g)(h)       (1.33%)(g)(h)
Portfolio turnover                                     0%(f)                0%(f)               0%(f)
Average commission rate                          $0.0000              $0.0000             $0.0000
Net assets at end of period(000)                 $ 2,826              $   282             $   282


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to
                                                 $ 0.038              $ 0.038             $ 0.038

(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  Annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.


Federal Tax Information (unaudited)
--------------------------------------------------------------------------------
63% of the ordinary income distributed by the Fund in the year ended June 30, 1997, qualifies for the corporate dividends received deduction.

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST VI AND THE SHAREHOLDERS OF COLONIAL AGGRESSIVE
  GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Aggressive Growth Fund (the "Fund") (a series of Colonial Trust VI) at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.








PRICE WATERHOUSE LLP
Boston, Massachusetts
August 12, 1997